Commitments and Contingencies (Details Textual) ¥ in Thousands, $ in Thousands		1 Months Ended			12 Months Ended
	Sep. 01, 2017 CNY (¥)	Mar. 31, 2018 USD ($)	Mar. 29, 2018 USD ($)	Feb. 29, 2016 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Oct. 31, 2012 CNY (¥)	Oct. 31, 2012 USD ($)
Contractual Obligation, Total				$ 10,000				¥ 48,700		$ 2,016,000	$ 7,500	¥ 64,800	$ 10,000
Payments for Other Fees				$ 7,500
Loss Contingency, Damages Sought, Value | ¥							¥ 59,000
Tianwei Yingli [Member]
Loss Contingency, Damages Sought, Value | ¥	¥ 74,400
Percentage Of Outstanding Medium Term Notes	3.70%
Tianwei Yingli [Member] | Medium-term Notes [Member]
Notes Payable | ¥	¥ 65,700
Percentage Of Outstanding Medium Term Notes	3.70%
Supplier C [Member]
Contractual Obligation, Total					¥ 2,369,527				$ 364,190
Payments for Other Fees					3,618	$ 556	10,672
Subsequent Event [Member] | Debt Repayment Obligation [Member]
Loss Contingency, Damages Sought, Value		$ 106,400
Subsequent Event [Member] | Principal Amount In Debt Obligation [Member]
Loss Contingency, Damages Sought, Value		98,000
Subsequent Event [Member] | Unpaid Interest In Debt Obligation [Member]
Loss Contingency, Damages Sought, Value		$ 8,400
Subsequent Event [Member] | Three Rural Credit Cooperative Unions [Member] | Debt Repayment Obligation [Member]
Loss Contingency, Damages Sought, Value			$ 106,000
Subsequent Event [Member] | Three Rural Credit Cooperative Unions [Member] | Principal Amount In Debt Obligation [Member]
Loss Contingency, Damages Sought, Value			98,000
Subsequent Event [Member] | Three Rural Credit Cooperative Unions [Member] | Unpaid Interest In Debt Obligation [Member]
Loss Contingency, Damages Sought, Value			$ 8,370
Polysilicon [Member]
Unrecorded Unconditional Purchase Obligation, Purchases					172,433	26,502	238,182	461,515
Contractual Obligation, Total					5,565,862				$ 855,456
Multi Year Supply Agreements [Member]
Long-term Purchase Commitment, Amount					496,250	76,272	¥ 219,991	¥ 248,496
Property, Plant and Equipment, Other Types [Member] | Take Or Pay Arrangements [Member]
Long-term Purchase Commitment, Amount					¥ 1,021,900	$ 157,100